Marketable Securities - Additional information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 14, 2025 CAD ($) shares	Feb. 14, 2025 item shares	Feb. 28, 2025 CAD ($) item shares	Dec. 31, 2025 CAD ($)
Disclosure of fair value measurement of equity [line items]
Purchased | $				$ 11,500
Number of exploration and evaluation property sold | item		1	1
Sofia Property | TDG Gold Corp
Disclosure of fair value measurement of equity [line items]
Number of shares acquired in consideration for sale of property | shares		8,000,000	8,000,000
TDG Gold Corp | Equity Investment
Disclosure of fair value measurement of equity [line items]
Number of shares purchased in course of equity method investment | shares	6,666,667		15,000,000
Purchased | $	$ 4,000,000		$ 7,500,000